COMMITMENTS AND CONTINGENCIES (Schedule of Future Minimum Payments Under Non-Cancelable Operating Leases) (Details) - Dec. 31, 2018 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Schedule of Future Minimum Rental Payments for Operating Leases [Line Items]
2018	¥ 18,913	$ 2,751
2019	20,977	3,051
2020	13,122	1,909
2021	8,584	1,248
2022	8,629	1,255
Thereafter	53,993	7,852
Total	¥ 124,218	$ 18,066